Schedule of Mortgage Notes Payable Related to Debt (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Short-Term Debt [Line Items]
Balance	$ 4,738,493	$ 3,442,987
Beginning balance
Debt acquired in acquisition of SWC	19,484,000	759,776
Repayments	(92,527)
Balance		4,738,493
Ending balance	19,391,473
Less: short term	385,392
Long term	19,006,081	6,328,767
Loan #34 [Member] | Victorville [Member]
Short-Term Debt [Line Items]
Balance
Debt acquired in acquisition of SWC	9,492,000
Repayments	(45,692)
Balance	9,446,308
Less: short term	203,337
Long term	9,242,971
Loan #35 [Member] | Rancho Mirage [Member]
Short-Term Debt [Line Items]
Debt acquired in acquisition of SWC	9,992,000
Repayments	(46,835)
Balance	9,945,165
Less: short term	182,055
Long term	$ 9,763,110